ACCOUNTS RECEIVABLE (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable sold to buyer as security	CAD 1,515	CAD 1,455
Other accounts receivable	587	553
Allowance for doubtful accounts	(61)	(59)
Total accounts receivable	CAD 2,041	CAD 1,949